Loans and Leases (Tables)	12 Months Ended
Dec. 31, 2011
Amounts Outstanding for Loans and Leases by Segment and Class

Amounts outstanding for loans and leases, by segment and class, are shown below.

	DECEMBER 31
(In Millions)	2011	2010
Commercial
Commercial and Institutional	$6,918.7	$5,914.5
Commercial Real Estate	2,981.7	3,242.4
Lease Financing, net	978.8	1,063.7
Non-U.S.	1,057.5	1,046.2
Other	417.6	346.6

Total Commercial	12,354.3	11,613.4

Personal
Residential Real Estate	10,708.9	10,854.9
Private Client	5,651.4	5,423.7
Other	349.3	240.0

Total Personal	16,709.6	16,518.6

Total Loans and Leases	$29,063.9	$28,132.0
Allowance for Credit Losses Assigned to Loans and Leases	(294.8)	(319.6)

Net Loans and Leases	$28,769.1	$27,812.4

Components of Net Investments in Direct Finance and Leverage Leases

The components of the net investment in direct finance and leveraged leases are as follows:

	DECEMBER 31
(In Millions)	2011	2010
Direct Finance Leases:
Lease Receivable	$156.3	$148.4
Residual Value	149.2	176.1
Initial Direct Costs	2.9	1.8
Unearned Income	(44.1)	(44.9)

Investment in Direct Finance Leases	$264.3	$281.4

Leveraged Leases:
Net Rental Receivable	326.0	353.0
Residual Value	622.7	743.8
Unearned Income	(234.2)	(314.5)

Investment in Leveraged Leases	$714.5	$782.3

Lease Financing, net	$978.8	$1,063.7

Future Minimum Lease Payments to be Received

The following schedule reflects the future minimum lease payments to be received over the next five years under direct finance leases:

(In Millions)	FUTURE MINIMUM LEASE PAYMENTS
2012	$33.9
2013	28.9
2014	25.1
2015	21.4
2016	15.6

Loan and Lease Segment and Class Balances Segregated by Borrower Ratings into "1 to 3", "4 to 5", and "6 to 9" (Watch List) Categories

Loan and lease segment and class balances at December 31, 2011 and December 31, 2010 are provided below, segregated by borrower ratings into “1 to 3”, “4 to 5”, and “6 to 9”(watch list), categories.

	DECEMBER 31, 2011				DECEMBER 31, 2010
(In Millions)	1 TO 3 CATEGORY	4 TO 5 CATEGORY	6 TO 9 CATEGORY (WATCH LIST)	TOTAL	1 TO 3 CATEGORY	4 TO 5 CATEGORY	6 TO 9 CATEGORY (WATCH LIST)	TOTAL
Commercial
Commercial and Institutional	$3,681.8	$3,029.1	$207.8	$6,918.7	$2,821.5	$2,849.8	$243.2	$5,914.5
Commercial Real Estate	1,247.1	1,467.2	267.4	2,981.7	1,232.8	1,594.3	415.3	3,242.4
Lease Financing, net	547.7	422.3	8.8	978.8	571.6	473.0	19.1	1,063.7
Non-U.S.	519.0	527.3	11.2	1,057.5	430.0	596.5	19.7	1,046.2
Other	241.4	176.2	–	417.6	209.5	137.1	–	346.6

Total Commercial	6,237.0	5,622.1	495.2	12,354.3	5,265.4	5,650.7	697.3	11,613.4

Personal
Residential Real Estate	2,777.1	7,501.0	430.8	10,708.9	2,896.0	7,586.9	372.0	10,854.9
Private Client	3,390.6	2,245.9	14.9	5,651.4	3,326.5	2,064.1	33.1	5,423.7
Other	162.3	187.0	–	349.3	78.1	161.9	–	240.0

Total Personal	6,330.0	9,933.9	445.7	16,709.6	6,300.6	9,812.9	405.1	16,518.6

Total Loans and Leases	$12,567.0	$15,556.0	$940.9	$29,063.9	$11,566.0	$15,463.6	$1,102.4	$28,132.0

Balances and Delinquency Status of Performing and Nonperforming Loans and Leases by Segment and Class as well as Total Other Real Estate Owned and Nonperforming Asset Balances

The following tables provide balances and delinquency status of performing and nonperforming loans and leases by segment and class, as well as the total other real estate owned and nonperforming asset balances, as of December 31, 2011 and December 31, 2010.

(In Millions)	CURRENT	30 –59 DAYS PAST DUE	60 –89 DAYS PAST DUE	90 DAYS OR MORE PAST DUE	TOTAL PERFORMING	NONPERFORMING	TOTAL LOANS AND LEASES
DECEMBER 31, 2011
Commercial
Commercial and Institutional	$6,869.2	$15.0	$2.7	$.5	$6,887.4	$31.3	$6,918.7
Commercial Real Estate	2,878.2	10.8	10.3	2.9	2,902.2	79.5	2,981.7
Lease Financing, net	978.8	–	–	–	978.8	–	978.8
Non-U.S.	1,057.5	–	–	–	1,057.5	–	1,057.5
Other	417.6	–	–	–	417.6	–	417.6

Total Commercial	12,201.3	25.8	13.0	3.4	12,243.5	110.8	12,354.3

Personal
Residential Real Estate	10,428.0	67.7	27.6	8.0	10,531.3	177.6	10,708.9
Private Client	5,623.0	15.7	5.7	1.7	5,646.1	5.3	5,651.4
Other	349.3	–	–	–	349.3	–	349.3

Total Personal	16,400.3	83.4	33.3	9.7	16,526.7	182.9	16,709.6

Total Loans and Leases	$28,601.6	$109.2	$46.3	$13.1	$28,770.2	$293.7	$29,063.9

				Total Other Real Estate Owned		$21.2

				Total Nonperforming Assets		$314.9

(In Millions)	CURRENT	30 –59 DAYS PAST DUE	60 –89 DAYS PAST DUE	90 DAYS OR MORE PAST DUE	TOTAL PERFORMING	NONPERFORMING	TOTAL LOANS AND LEASES
DECEMBER 31, 2010
Commercial
Commercial and Institutional	$5,831.2	$16.3	$8.2	$.8	$5,856.5	$58.0	$5,914.5
Commercial Real Estate	3,076.7	24.2	15.7	9.4	3,126.0	116.4	3,242.4
Lease Financing, net	1,063.7	–	–	–	1,063.7	–	1,063.7
Non-U.S.	1,046.2	–	–	–	1,046.2	–	1,046.2
Other	346.6	–	–	–	346.6	–	346.6

Total Commercial	11,364.4	40.5	23.9	10.2	11,439.0	174.4	11,613.4

Personal
Residential Real Estate	10,607.4	76.1	17.2	.9	10,701.6	153.3	10,854.9
Private Client	5,367.8	35.7	13.0	1.9	5,418.4	5.3	5,423.7
Other	240.0	–	–	–	240.0	–	240.0

Total Personal	16,215.2	111.8	30.2	2.8	16,360.0	158.6	16,518.6

Total Loans and Leases	$27,579.6	$152.3	$54.1	$13.0	$27,799.0	$333.0	$28,132.0

				Total Other Real Estate Owned		$45.5

				Total Nonperforming Assets		$378.5

Impaired Loans by Segment and Class

The following tables provide information related to impaired loans by segment and class.

	AS OF DECEMBER 31, 2011			AS OF DECEMBER 31, 2010
(In Millions)	RECORDED INVESTMENT	UNPAID PRINCIPAL BALANCE	SPECIFIC ALLOWANCE	RECORDED INVESTMENT	UNPAID PRINCIPAL BALANCE	SPECIFIC ALLOWANCE
With no related specific allowance:
Commercial and Institutional	$21.4	$24.0	$–	$17.9	$26.1	$–
Commercial Real Estate	46.5	68.0	–	43.7	62.4	–
Residential Real Estate	134.4	162.6	–	111.9	138.1	–
Private Client	1.6	1.9	–	3.7	3.9	–
With a related specific allowance:
Commercial and Institutional	11.9	20.5	8.8	41.7	47.8	19.8
Commercial Real Estate	41.4	50.1	14.1	77.2	88.9	29.5
Residential Real Estate	18.9	26.2	8.9	5.1	5.1	2.4
Private Client	3.3	3.6	1.0	–	–	–
Total:
Commercial	121.2	162.6	22.9	180.5	225.2	49.3
Personal	158.2	194.3	9.9	120.7	147.1	2.4

Total	$279.4	$356.9	$32.8	$301.2	$372.3	$51.7

Average Recorded Investment in Impaired Loans

	YEAR ENDED DECEMBER 31, 2011
(In Millions)	AVERAGE RECORDED INVESTMENT	INTEREST INCOME RECOGNIZED
With no related specific allowance:
Commercial and Institutional	$18.3	$.1
Commercial Real Estate	33.0	.5
Residential Real Estate	111.8	2.1
Private Client	2.2	–
With a related specific allowance:
Commercial and Institutional	23.6	–
Commercial Real Estate	59.8	–
Residential Real Estate	9.7	–
Private Client	2.0	–
Total:
Commercial	134.7	.6
Personal	125.7	2.1

Total	$260.4	$2.7

Note: Average recorded investments in impaired loans are calculated as the average of the month-end impaired loan balances for the period.

Number of Loans and Leases Modified in TDRs and Total Recorded Investments and Unpaid Principal Balances

The following table provides, by segment and class, the number of loans and leases modified in TDRs during the year ended December 31, 2011, and their total recorded investments and unpaid principal balances as of December 31, 2011.

($ In Millions)	NUMBER OF LOANS AND LEASES	RECORDED INVESTMENT	UNPAID PRINCIPAL BALANCE
Commercial
Commercial and Institutional	6	$10.4	$12.1
Commercial Real Estate	16	34.0	42.6

Total Commercial	22	44.4	54.7

Personal
Residential Real Estate	148	32.6	40.4
Private Client	1	–	–

Total Personal	149	32.6	40.4

Total Loans and Leases	171	$77.0	$95.1

Note: Period end balances reflect all paydowns and charge-offs during the year.

Number of Loans and Leases Modified in Troubled Debt Restructurings which became Nonperforming, as well as Total Recorded Investments and Unpaid Principal Balances

The following table provides, by segment and class, the number of loans and leases modified in troubled debt restructurings during the previous 12 months which subsequently became nonperforming during the year ended December 31, 2011 as well as their total recorded investments and unpaid principal balances as of December 31, 2011.

($ In Millions)	NUMBER OF LOANS AND LEASES	RECORDED INVESTMENT	UNPAID PRINCIPAL BALANCE
Commercial
Commercial and Institutional	1	$–	$.4

Total Commercial	1	–	.4

Personal
Residential Real Estate	8	2.1	2.6
Private Client	1	.8	1.1

Total Personal	9	2.9	3.7

Total Loans and Leases	10	$2.9	$4.1

Note: Period end balances reflect all paydowns and charge-offs during the year.